EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
22.	EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2015		2016	2017
	US$		US$	US$	US$		US$	US$
	Class A		Class B	Class A	Class B		Class A	Class B
Earnings (Loss) per share - basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic		(10,783)		(4,313)		(125,531)		(44,104)	15,736	5,971
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share		60,834,236		24,336,650		69,269,099		24,336,650	64,139,015	24,336,650
Denominator used for basic earnings (loss) per share		60,834,236		24,336,650		69,269,099		24,336,650	64,139,015	24,336,650
Earnings (loss) per share - basic		(0.18)		(0.18)		(1.81)		(1.81)	0.25	0.25

Earnings (loss) per share - diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share		(10,783)		(4,313)		(125,531)		(44,104)	15,736	5,971
Effect of convertible senior notes		-		-		-		-	-	-
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion		(10,783)		(4,313)		(125,531)		(44,104)	15,736	5,971
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares		(4,313)		-		(44,104)		-	5,971	-
Net income (loss) attributable to ordinary shareholders		(15,096)		(4,313)		(169,635)		(44,104)	21,707	5,971
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share		60,834,236		24,336,650		69,269,099		24,336,650	64,139,015	24,336,650
Conversion of Class B to Class A ordinary shares		24,336,650		-		24,336,650		-	24,336,650	-
Employee stock options		-		-		-		-	3,110,012	-
Convertible senior notes		-		-		-		-	-	-
Denominator used for diluted earnings (loss) per share		85,170,886		24,336,650		93,605,749		24,336,650	91,585,677	24,336,650
Earnings (loss) per share -diluted		(0.18)		(0.18)		(1.81)		(1.81)	0.24	0.24

The repurchased but not retired ordinary shares are accounted as treasury stock which are not considered outstanding and excluded from the calculation of basic earnings (loss) per share since the date of repurchase.

Effects of convertible senior notes to purchase ordinary shares and certain stock options were not included in the calculation of diluted earnings (loss) per share for the year ended December 31, 2015, 2016 and 2017 because the impact of inclusion would be anti-dilutive.

In 2017, the number of securities that were not included in the calculation of diluted earnings (loss) per share because the impact of inclusion would be anti-dilutive were as follows: 2,961,570 share options, 290,534 related to the Company’s December 2018 Notes, 2,790,860 related to the Company’s September 2022 Notes and 5,581,720 related to the Company’s November 2022 Notes. As of December 31, 2017, the conversion prices for the December 2018 Notes, the September 2022 Notes and the November 2022 Notes were US$ 19.62 per ADS, US$7.166 per ADS and US$7.166 per ADS, respectively, as of December 31, 2017. There is no cash conversion rate.

In 2016, the number of securities that were not included in the calculation of diluted earnings (loss) per share because the impact of inclusion would be anti-dilutive were as follows: 5,763,088 employee stock options, 4,153,642 related to the Company’s December 2018 Notes, 2,790,860 related to the Company’s September 2022 Notes and 5,581,720 related to the Company’s November 2022 Notes. As of December 31, 2016, the conversion prices for the December 2018 Notes, the September 2022 Notes and the November 2022 Notes were US$19.62 per ADS, US$7.166 per ADS and US$7.166 per ADS, respectively, as of December 31, 2016. There is no cash conversion rate.